Tidal Trust III

234 West Florida Street, Suite 203

Milwaukee, WI 53204

January 20, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust III (the “Trust”)
File Nos. 333-221764, 811-23312

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the VistaShares TEPRTantrum Contrarian Select ETF, VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF, VistaShares TPLoeb Event Driven Select ETF, VistaShares Target 15 TPLoeb Event Driven Distribution ETF, VistaShares TIGR Cub NextGen Select ETF, VistaShares Target 15 TIGR Cub NextGen Distribution ETF, VistaShares LAFFTech Select ETF and VistaShares Target 15 LAFFTech Distribution ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective January 17, 2026, and filed electronically as Post-Effective Amendment No. 164 to the Trust’s Registration Statement on Form N-1A on January 16, 2026.

If you have any questions or require further information, please contact John Hadermayer at (262) 318-8236 or jhadermayer@tidalfg.com.

Sincerely,

/s/ John Hadermayer

John Hadermayer

SVP of Legal Services

Tidal Investments LLC, on behalf of Tidal Trust III